Warrants	12 Months Ended
Oct. 31, 2022
Warrants.
Warrants
23.	Warrants

					Weighted
	Number of	Warrants	Derivative	Weighted	average
	warrants	amount	liability	average	number of	Expiry dates
			amount	exercise price	years to
					expiry
	#	$	$	$
Opening balance, November 1, 2020	131,064,114	5,796	266	0.4159	2.07
Issued warrants for acquisition - Meta	741,600	3	-	1.3110	-
Issued warrants for acquisition - Meta	40,076,411	2,616	-	0.3520	0.49	February 6, 2023
Issued warrants for acquisition - Meta	4,120,000	120	-	1.1040	0.06	April 11, 2023
Revaluation of derivative liability on convertible debentures	—	—	11,697	-	-	December 31, 2022
Warrants issued - equity financing	27,878,919	6,210	-	0.5800	0.55	February 22, 2024
Warrants issued - equity financing	21,207,720	3,546	-	12.2500	0.03	May 26, 2024
Warrants cancelled or expired	(59,578,382)	(5,457)	-	-	-
Warrants exercised	(54,268,198)	(2,110)	(10,270)	-	-
Balance October 31, 2021	111,242,184	10,724	1,693	2.5995	2.01
Revaluation of derivative liability	-	-	220	-	-
Warrants cancelled or expired	(17,248,015)	(274)	-	-	-
Warrants exercised	(7,956,345)	(6)	(1,913)	-	-
Issued warrants - Promissory note (i)	700,000	321	-	4.9800	0.33	June 21, 2023
Issued warrants - Bought deal (ii)	4,956,960	4,732	-	2.7300	0.05	July 22, 2027
Balance October 31, 2022	91,694,784	15,497	-	2.5774	2.39

As at October 31, 2022, 86,037,824 (2021: 111,242,184) warrants were exercisable on a basis of 15 warrants for 1 common share.

(i)	The Company issued 300,000 warrants for business development consultancy. Fifteen warrants will allow the holder to acquire one common share at $0.38 per warrant. The warrants were valued at $64 using the Black-Scholes model, as the fair value of the services provided cannot be measured reliably and the following assumptions were used: stock price of $0.37 pre-consolidation; expected life of two years; $nil dividends; expected volatility of 111% based on comparable companies; exercise price of $0.38; and a risk-free interest rate of 1.6%.
(ii)	The Company issued 3,500,000 warrants for business development consultancy. Fifteen warrants will allow the holder to acquire one common share at $0.30 per warrant. The warrants were valued at $204 using the Black-Scholes model, as the fair value of the services provided cannot be measured reliably and the following assumptions were used: stock price of $0.22 pre-consolidation; expected life of two years; $nil dividends; expected volatility of 70% based on comparable companies; exercise price of $0.30; and a risk-free interest rate of 1.6%.
(iii)	The Company issued 1,000,000 warrants for business development consultancy. Fifteen warrants will allow the holder to acquire one common share at $0.30 per warrant. The warrants were valued at $111 using the Black-Scholes model, as the fair value of the services provided cannot be measured reliably and the following assumptions were used: stock price of $0.22 pre-consolidation; expected life of two years; $nil dividends; expected volatility of 111% based on comparable companies; exercise price of $0.30; and a risk-free interest rate of 1.6%.
(iv)	The Company measured the derivative liability to be $1,693 and recognized $6,410 as a loss on revaluation of derivative liability in the statement of net loss and comprehensive loss for the year ended October 31, 2021.
(v)	On June 23, 2022, as part of the debenture issued to a private lender, the Company also, issued 700,000 warrants which have been fair valued at $321 using the Black-Scholes models. The following assumptions were used: stock price of $2.43, expected life of one year, $nil dividends, volatility 100%, risk-free interest rate of 3.31%, and exercise price of $4.98. The warrants would expire by June 21, 2023.
(vi)	The Company issued 4,956,960 warrants which have been fair valued at $4,732 using the Black-Scholes. Refer to note 21 for the assumptions used. All warrants issued during the year ended October 31, 2022 are exercisable on one by one basis.